Income taxes (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about components of income tax expense

The reconciliation of the statutory income tax rate of 26.5% (2021 - 26.5%) to the effective tax rate is as follows:

	2022 (As Restated)	2021 (As Restated)
	$	$
Income (loss) before discontinued operations and income taxes	(12,294,603)	(28,842,913)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(3,258,070)	(7,643,372)

Reconciling items:
Foreign rate differential	986	(477,761)
Stock-based compensation and other non-deductible expenses	(786,187)	1,299,240
Other	796,659	(4,136,359)
Deferred tax assets not recognized	3,246,612	10,958,252
Income tax expense	-	-

The reconciliation of the combined federal and provincial statutory income tax rate of 26.5% (2020 - 26.5%) to the effective tax rate is as follows:

	2021 (As Restated)	2020 (As Restated)
	$	$

Income (loss) before income taxes	(40,733,174)	(42,738,478)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(10,794,291)	(11,325,697)

Reconciling items:
Foreign rate differential	(243,335)	443,749
Stock-based compensation and other non-deductible expenses	1,318,852	484,247
True up of prior period balances	1,323,876	-
Deferred tax assets not recognized	8,394,898	10,397,701
Income tax expense	-	-

Disclosure of detailed information about recognized deferred tax assets and liabilities

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2022	2021
	$	$
Deferred tax assets
Net operating losses	1,577,831	1,664,801

Deferred tax liabilities
Intangible assets	(1,520,569)	(1,391,070)
Other - United States	(57,262)	(273,731)
Net deferred tax asset	-	-

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2021	2020
	$	$
Deferred tax assets
Net operating losses	1,664,801	1,340,296

Deferred tax liabilities
Intangible assets	(1,391,070)	(919,340)
Other - Canada	-	(14,052)
Other - United States	(273,731)	(318,712)
Convertible Debt	-	(88,192)
Net deferred tax asset	-	-

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses

	2022	2021
	$	$
Intangible assets	23,737,179	28,362,021
Net operating losses	172,145,340	153,954,414
Net capital losses	-	2,156,922
Property and equipment	-	483,175
Share issuance costs	2,347,823	206,655
Convertible debt	250,603	2,385,606
Investments	3,074,356	-
Other	2,219,206	8,802,009
	203,774,507	196,350,802

	2021	2020
	$	$

Intangible assets	28,362,021	25,826,171
Net operating losses	153,954,414	133,010,627
Net capital losses	2,156,922	-
Property and equipment	483,175	552,680
Share issuance costs	206,655	67,250
Convertible debt	2,385,606	-
Other	8,802,009	8,998,673
	196,350,802	168,455,401